RBC FUNDS TRUST

RBC Short Duration Fixed Income Fund (the “Fund”)

Supplement dated August 1, 2022 to the Fund’s prospectus (the “Prospectus”) and summary prospectus (the “Summary Prospectus”) dated July 28, 2022

This Supplement provides additional information beyond that contained in the Prospectus and

Summary Prospectus and should be read in conjunction with the Prospectus and Summary

Prospectus.

There is currently no sales charge (load) or deferred sales charge (load) being imposed on purchases or redemptions of Class A shares of the Fund until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE